INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1)		12 Months Ended
		Mar. 31, 2018 USD ($) Number		Mar. 31, 2017 USD ($) Number
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		10		35
Sale of Underlying Operating Partnership | Number		30		14
Partnership Proceeds from Disposition * | $	[1]	$ 12,320,299		$ 18,806,644
Gain on Disposition | $		$ 12,575,304		$ 18,806,644
Series Twenty [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		0		0
Sale of Underlying Operating Partnership | Number		1		1
Partnership Proceeds from Disposition * | $	[1]	$ 42,000		$ 138,000
Gain on Disposition | $		$ 42,000		138,000
Series Twenty One [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		0
Sale of Underlying Operating Partnership | Number		2
Partnership Proceeds from Disposition * | $		$ 67,000	[1]	$ 0
Gain on Disposition | $		$ 67,000
Series Twenty Three [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		1		2
Sale of Underlying Operating Partnership | Number		0		0
Partnership Proceeds from Disposition * | $	[1]	$ 989,962		$ 488,550
Gain on Disposition | $		$ 989,962		488,550
Series Twenty Four [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		1
Sale of Underlying Operating Partnership | Number		0
Partnership Proceeds from Disposition * | $		$ 95,000	[1]	0
Gain on Disposition | $		$ 95,000
Series Twenty Five [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		0
Sale of Underlying Operating Partnership | Number		4
Partnership Proceeds from Disposition * | $		$ 97,399	[1]	$ 0
Gain on Disposition | $		$ 97,399
Series Twenty Six [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		0		1
Sale of Underlying Operating Partnership | Number		4		0
Partnership Proceeds from Disposition * | $	[1]	$ 80,000		$ 18,500
Gain on Disposition | $		$ 80,000		$ 18,500
Series Twenty Seven [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		1		1
Sale of Underlying Operating Partnership | Number		1		1
Partnership Proceeds from Disposition * | $	[1]	$ 3,291,567		$ 3,016,000
Gain on Disposition | $		3,291,567		$ 3,016,000
Series Twenty Eight [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number				1
Sale of Underlying Operating Partnership | Number				0
Partnership Proceeds from Disposition * | $		$ 0		$ 5,000	[1]
Gain on Disposition | $				5,000
Series Twenty Nine [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		1
Sale of Underlying Operating Partnership | Number		0
Partnership Proceeds from Disposition * | $		$ 296,608	[1]	0
Gain on Disposition | $		$ 303,958
Series Thirty [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		1
Sale of Underlying Operating Partnership | Number		2
Partnership Proceeds from Disposition * | $		$ 236,521	[1]	$ 0
Gain on Disposition | $		$ 276,484
Series Thirty One [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		0		7
Sale of Underlying Operating Partnership | Number		2		0
Partnership Proceeds from Disposition * | $	[1]	$ 45,000		$ 877,411
Gain on Disposition | $		$ 45,000		$ 877,411
Series Thirty Two [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		1		2
Sale of Underlying Operating Partnership | Number		0		1
Partnership Proceeds from Disposition * | $	[1]	$ 1,677,252		$ 569,552
Gain on Disposition | $		$ 1,677,252		569,552
Series Thirty Three [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		1
Sale of Underlying Operating Partnership | Number		1
Partnership Proceeds from Disposition * | $		$ 107,890	[1]	$ 0
Gain on Disposition | $		177,044
Series Thirty Four [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number				3
Sale of Underlying Operating Partnership | Number				0
Partnership Proceeds from Disposition * | $		$ 0		$ 630,691	[1]
Gain on Disposition | $				$ 630,691
Series Thirty Five [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		0		1
Sale of Underlying Operating Partnership | Number		1		2
Partnership Proceeds from Disposition * | $	[1]	$ 2,653,528		$ 2,720,765
Gain on Disposition | $		2,653,528		$ 2,720,765
Series Thirty Six [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number				3
Sale of Underlying Operating Partnership | Number				1
Partnership Proceeds from Disposition * | $		$ 0		$ 2,515,373	[1]
Gain on Disposition | $				$ 2,515,373
Series Thirty Seven [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		0		3
Sale of Underlying Operating Partnership | Number		1		1
Partnership Proceeds from Disposition * | $	[1]	$ 1,977		$ 2,349,732
Gain on Disposition | $		140,415		$ 2,349,732
Series Thirty Eight [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number				1
Sale of Underlying Operating Partnership | Number				3
Partnership Proceeds from Disposition * | $		$ 0		$ 3,273,698	[1]
Gain on Disposition | $				$ 3,273,698
Series Thirty Nine [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		0		4
Sale of Underlying Operating Partnership | Number		1		2
Partnership Proceeds from Disposition * | $	[1]	$ 17,779		$ 1,645,989
Gain on Disposition | $		$ 17,779		$ 1,645,989
Series Forty [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		0		4
Sale of Underlying Operating Partnership | Number		1		0
Partnership Proceeds from Disposition * | $	[1]	$ 588,952		$ 93,700
Gain on Disposition | $		$ 588,952		$ 93,700
Series Forty One [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		1		1
Sale of Underlying Operating Partnership | Number		4		0
Partnership Proceeds from Disposition * | $	[1]	$ 1,026,759		$ 70,500
Gain on Disposition | $		$ 1,026,859		70,500
Series Fourty Two [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		1
Sale of Underlying Operating Partnership | Number		3
Partnership Proceeds from Disposition * | $	[1]	$ 427,305
Gain on Disposition | $		$ 427,305
Series Forty Three [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		0
Sale of Underlying Operating Partnership | Number		2
Partnership Proceeds from Disposition * | $		$ 566,806	[1]	$ 0
Gain on Disposition | $		566,806
Series Forty Four [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number				0
Sale of Underlying Operating Partnership | Number				1
Partnership Proceeds from Disposition * | $		$ 0		$ 0	[1]
Gain on Disposition | $				$ 0
Series Forty Five [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		1		1
Sale of Underlying Operating Partnership | Number		0		0
Partnership Proceeds from Disposition * | $	[1]	$ 0		$ 0
Gain on Disposition | $		$ 0		$ 0
Series Forty Six [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number		0		0
Sale of Underlying Operating Partnership | Number		0		1
Partnership Proceeds from Disposition * | $	[1]	$ 10,994		$ 393,183
Gain on Disposition | $		$ 10,994		$ 393,183

[1]	Partnership proceeds from disposition does not include $7,350, $39,963, $69,154, $138,438 and $100 which was due to a writeoff of capital contribution payable as of March 31, 2018, for Series 29, Series 30, Series 33, Series 37 and Series 41, respectively.